Earnings per share - Weighted average number of shares outstanding reconciliation (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
bp shareholders	$ 381	$ 15,239	$ (2,487)
Less: dividend requirements on preference shares	1	1	1
Adjustment to profit (loss) for redemption of other equity	(10)	0	0
Profit (loss) for the year attributable to bp ordinary shareholders	$ 390	$ 15,238	$ (2,488)
Ordinary Shares
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	16,385,535	17,360,288	18,987,936
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	431,129	389,790	0
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	16,816,664	17,750,078	18,987,936
American Depositary Share
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	2,730,922	2,893,381	3,164,656
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	71,855	64,965	0
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	2,802,777	2,958,346	3,164,656